Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Shareholders' Equity

Note 23—Shareholders’ Equity

Common Share Repurchases

During August 2015, the Company’s board of trustees authorized a common share repurchase program under which the Company may repurchase up to $150 million of its outstanding common shares. During February 2016, the Company’s board of trustees approved an increase to its share repurchase program pursuant to which the Company is now authorized to repurchase up to $200 million of its common shares.

The following table summarizes the Company’s share repurchase activity:

	Year ended December 31,		Cumulative
	2016	2015	Total (1)
	(in thousands)
Common shares repurchased	7,368	1,045	8,413
Cost of common shares repurchased	$98,370	$16,338	$114,708

(1)	Amounts represent the share repurchase program total through December 31, 2016.

The repurchased common shares were canceled upon settlement of the repurchase transactions and returned to the authorized but unissued common share pool.

Common Share Issuances

The Company has entered into an ATM Equity Offering Sales AgreementSM. Unless terminated earlier, the agreement automatically terminates upon issuance and sale of all common shares under the agreement. During the year ended December 31, 2016, the Company did not sell any common shares under the agreement. At December 31, 2016, the Company had approximately $85.3 million of common shares available for issuance under the agreement.

As more fully described in Note 4—Transactions with Related Parties, on February 1, 2013, the Company entered into a Reimbursement Agreement, by and among the Company, the Operating Partnership and PCM. The Reimbursement Agreement provides that, to the extent the Company is required to pay PCM performance incentive fees under the management agreement, the Company will reimburse PCM for underwriting costs it paid on the IPO offering date at a rate of $10 in reimbursement for every $100 of performance incentive fees earned. The reimbursement is subject to a maximum reimbursement in any particular 12-month period of $1.0 million, and the maximum amount that may be reimbursed under the agreement is $2.9 million. No payments were made during the year ended December 31, 2016. During the years ended December 31, 2015 and 2014, $237,000 and $651,000 was paid to PCM.

The Reimbursement Agreement also provides for the payment to the IPO underwriters of the amount that the Company agreed to pay to them at the time of the IPO if the Company satisfied certain performance measures over a specified period of time. As PCM earns performance incentive fees under the management agreement, the IPO underwriters will be paid at a rate of $20 of payments for every $100 of performance incentive fees earned by PCM. The payment to the underwriters is subject to a maximum reimbursement in any particular 12-month period of $2.0 million and the maximum amount that may be paid under the agreement is $5.9 million. No payments were made during the year ended December 31, 2016. During the years ended December 31, 2015 and 2014, $473,000 and $1.7 million, respectively was paid to the underwriters. The Reimbursement Agreement expires on February 1, 2019.